Property and Equipment - Summary of Property and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Work-in-progress not subject to depreciation	$ 427	$ 196